ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE BALANCED FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares/$Par	Value
(Cost and value in $000s)

COMMON STOCKS 62.4%
CONSUMER DISCRETIONARY 7.0%
Auto Components 0.2%
Aisin Seiki (JPY)	38,600	1,350
Autoliv, GDR (SEK)	35,550	2,031
GKN (GBP)	222,107	1,668
		5,049
Automobiles 0.7%
Bayerische Motoren Werke (EUR)	76,954	4,546
GM (1)	133,781	4,099
Honda, ADR (1)	42,000	1,465
Honda (JPY)	50,000	1,740
Piaggio & C S.p.A. (EUR) (1)(2)	273,200	1,391
Toyota Motor (JPY)	117,800	7,532
		20,773
Distributors 0.2%
Genuine Parts	83,858	4,109
Pacific Brands (AUD) (1)	357,848	890
		4,999
Hotels, Restaurants & Leisure 0.7%
Accor (EUR) (1)	40,039	3,831
Carnival	147,883	6,930
Hilton	102,318	3,679
McDonald's	159,803	7,199
Starbucks (2)	40,300	1,264
		22,903
Household Durables 0.3%
Fortune Brands (1)	40,920	3,225
Haseko (JPY) (1)(2)	240,000	874
Persimmon (GBP)	60,838	1,684
Sony (JPY) (1)	84,600	4,291
		10,074
Internet & Catalog Retail 0.1%
Liberty Media Interactive, Class A (2)	132,475	3,155
		3,155
Leisure Equipment & Products 0.2%
Hasbro	81,811	2,342
Nikon (JPY) (1)	118,000	2,483
		4,825
Media 2.7%
Aegis Group (GBP)	1,117,781	3,301
CBS, Class A (1)	4,075	125
Clear Channel Communications (1)	102,312	3,585
Comcast, Class A (2)	526,146	13,654
Discovery Holding, Series A (1)(2)	20,000	383
Disney	370,981	12,773
EchoStar Communications, Class A (2)	96,300	4,182
Gannett	28,235	1,589
Idearc (1)	18,244	640
Informa (GBP)	156,937	1,878
Liberty Media Capital, Class A (2)	26,495	2,930
Live Nation (1)(2)	12,789	282
McGraw-Hill	146,922	9,239
Omnicom	42,022	4,302
Publicis (EUR) (1)	115,100	5,566
Sanomawsoy Oyj (EUR) (1)	65,790	1,954
Time Warner	296,156	5,840
Tribune	40,951	1,315
Viacom, Class A (1)(2)	4,075	167
Viacom, Class B (2)	155,278	6,384
WPP Group, ADR (1)	8,200	623
WPP Group (GBP)	90,662	1,374
		82,086
Multiline Retail 0.8%
Harvey Norman Holdings (AUD)	470,663	1,800
Kohl's (2)	50,000	3,831
Lotte Shopping, GDR (2)(3)	52,400	913
Target	330,590	19,591
		26,135
Specialty Retail 0.9%
CarMax (1)(2)	110,384	2,709
Esprit Holdings (HKD)	225,500	2,635
GAP	212,030	3,649
Home Depot	318,128	11,688
RadioShack (1)	81,824	2,212
Staples	81,577	2,108
TJX	148,078	3,992
		28,993
Textiles, Apparel & Luxury Goods 0.2%
Adidas (EUR) (1)	45,940	2,515
Nike, Class B	21,200	2,252
		4,767

Total Consumer Discretionary		213,759
CONSUMER STAPLES 5.3%
Beverages 1.2%
Anheuser-Busch	100,360	5,064
Cia Cervecerias Unidas, ADR	35,400	1,112
Coca-Cola	234,560	11,259
PepsiCo	178,379	11,338
Pernod-Ricard (EUR) (1)	33,182	6,738
		35,511
Food & Staples Retailing 1.9%
Alliance Boots (GBP)	169,057	3,416
Costco Wholesale	121,864	6,561
CVS/Caremark	102,278	3,492
Kesko (EUR) (1)	95,400	5,094
Kroger	228,024	6,442
Seven & I (JPY) (1)	76,500	2,326
Sysco	128,867	4,359
Tesco (GBP)	486,550	4,255
Wal-Mart	370,775	17,408
Walgreen	106,038	4,866
		58,219
Food Products 0.6%
Associated British Foods (GBP)	164,492	2,798
Campbell Soup	82,850	3,227
General Mills	74,159	4,317
Goodman Fielder (AUD) (1)	533,911	1,056
Nestle (CHF)	17,921	6,994
Unilever (GBP)	58,139	1,752
		20,144
Household Products 1.1%
Colgate-Palmolive	68,822	4,597
Kimberly-Clark	77,105	5,281
Procter & Gamble	386,941	24,439
		34,317
Tobacco 0.5%
Altria Group	164,495	14,444
		14,444

Total Consumer Staples		162,635
ENERGY 6.2%

Energy Equipment & Services 1.4%
Baker Hughes	81,906	5,416
BJ Services	201,460	5,621
FMC Technologies (2)	73,947	5,159
Grant Prideco (2)	56,100	2,796
Halliburton (1)	114,244	3,626
Saipem (EUR)	85,633	2,497
Schlumberger	210,046	14,514
Technip (EUR)	36,298	2,666
TGS Nopec Geophysical (NOK) (2)	88,100	2,036
Transocean (2)	2	-
		44,331
Oil, Gas & Consumable Fuels 4.8%
BP, ADR	234,364	15,175
BP (GBP)	352,490	3,830
Chevron	227,489	16,825
China Petroleum & Chemical (HKD)	2,540,000	2,149
ConocoPhillips	102,358	6,996
Eni S.p.A. (EUR)	120,187	3,916
ExxonMobil	701,353	52,917
Murphy Oil	204,660	10,929
Nippon Mining (JPY)	132,000	1,137
Petroleo Brasileiro, ADR (1 ADR represents 1 preference share)	44,300	3,958
Royal Dutch Shell, ADR, Class A	30,701	2,036
Royal Dutch Shell, ADR, Class B (1)	84,077	5,600
Royal Dutch Shell, B Shares (GBP)	43,248	1,440
Spectra Energy	156,701	4,117
Statoil ASA (NOK) (1)	300,000	8,168
Total (EUR)	94,466	6,626
		145,819

Total Energy		190,150
FINANCIALS 13.9%

Capital Markets 2.8%
Ameriprise Financial	36,006	2,057
Close Brothers Group (GBP)	66,814	1,332
Franklin Resources	100,238	12,112
Goldman Sachs	80,495	16,633
Lehman Brothers	102,286	7,167
Macquarie Bank (AUD)	49,829	3,342
Mellon Financial	176,543	7,616
Morgan Stanley	209,247	16,480
State Street	200,485	12,982
UBS (CHF)	93,150	5,546
		85,267
Commercial Banks 4.0%
Allied Irish Banks (EUR)	99,410	2,952
Australia & New Zealand Banking, ADR (1)	20,200	2,429
Australia & New Zealand Banking (AUD)	132,948	3,200
Banco Popolare di Verona (EUR) (1)	130,681	4,063
Banco Santander Central Hispano (EUR)	297,923	5,323
Barclays, ADR (1)	6,500	370
Barclays (GBP)	458,445	6,506
BNP Paribas (EUR)	51,765	5,413
Danske Bank (DKK)	86,500	4,029
DBS Group (SGD)	260,000	3,667
Fifth Third Bancorp (1)	96,800	3,745
Grupo Financiero Banorte S.A.B. de C.V. (MXN)	660,288	3,126
HBOS (GBP)	144,204	2,972
Intesa Sanpaolo S.p.A. (EUR)	584,694	4,445
KBC (EUR) (1)	23,914	2,978
Mitsubishi UFJ Financial (JPY)	253	2,850
NORDEA (SEK) (1)	280,244	4,474
Resona Holdings (JPY) (1)	707	1,898
Royal Bank of Scotland (GBP)	261,432	10,210
Societe Generale (EUR) (1)(2)	27,567	4,770
Sumitomo Trust & Banking Company (JPY)	608,000	6,328
Svenska Handelsbanken, Class A (SEK) (1)	113,534	3,373
The Bank of Yokohama (JPY)	336,000	2,501
U.S. Bancorp	491,457	17,186
Wachovia	230,724	12,701
		121,509
Consumer Finance 0.4%
American Express	180,031	10,154
SLM Corporation	35,200	1,439
		11,593
Diversified Financial Services 2.8%
Babcock & Brown (AUD) (1)	157,209	3,500
Bank of America	515,699	26,311
Citigroup	736,283	37,801
Fortis (EUR)	87,186	3,985
JPMorgan Chase	300,611	14,544
		86,141
Insurance 2.8%
Aegon (EUR)	179,639	3,584
American International Group	384,380	25,838
Aviva (GBP)	219,602	3,236
AXA (EUR)	152,927	6,492
Genworth Financial, Class A	124,954	4,366
Marsh & McLennan	114,084	3,341
Prudential Financial	65,449	5,907
QBE Insurance (AUD)	190,085	4,859
Suncorp-Metway (AUD)	157,067	2,648
Swiss Life Holding (CHF)	12,776	3,213
T&D Holdings (JPY)	36,700	2,527
The Travelers Companies	251,126	13,001
Unipol (EUR)	533,379	2,065
Unum Group (1)	150,000	3,454
		84,531
Real Estate Investment Trusts (REITs) 0.4%
Mirvac Group (AUD) (1)	385,262	1,636
ProLogis, REIT	180,450	11,717
		13,353
Real Estate Management & Development 0.2%
China Overseas Land & Investment (HKD) (1)	2,228,000	2,803
Deutsche Euroshop (EUR)	19,980	1,556
Goldcrest Company (JPY) (1)	24,220	1,329
		5,688
Thrifts & Mortgage Finance 0.5%
Bradford Bingley (GBP)	190,577	1,704
Countrywide Financial	159,359	5,361
Fannie Mae	88,886	4,851
Freddie Mac	55,444	3,298
Hypo Real Estate Holding (EUR) (1)	28,507	1,820
Radian	30	2
		17,036

Total Financials		425,118
HEALTH CARE 6.5%
Biotechnology 0.5%
Amgen (2)	133,981	7,487
CSL Limited (AUD) (1)	55,003	3,671
Gilead Sciences (2)	50,000	3,825
		14,983
Health Care Equipment & Supplies 0.8%
Baxter International	114,047	6,007
Becton, Dickinson	61,382	4,720
Boston Scientific (2)	274,535	3,992
Medtronic	143,566	7,043
Terumo (JPY)	35,400	1,376
		23,138
Health Care Providers & Services 1.5%
Aetna	137,082	6,003
Cardinal Health	99,073	7,227
Celesio (EUR)	35,874	2,257
CIGNA	30,000	4,280
Health Management	83,114	904
Medco (2)	59,990	4,351
UnitedHealth Group	402,178	21,303
		46,325
Pharmaceuticals 3.7%
Abbott Laboratories	144,928	8,087
Bristol Myers Squibb	158,281	4,394
Eisai (JPY) (1)	42,400	2,029
Eli Lilly	102,292	5,494
Forest Laboratories (2)	51,118	2,629
GlaxoSmithKline (GBP)	64,784	1,781
GlaxoSmithKline, ADR (1)	267,979	14,809
Johnson & Johnson	259,492	15,637
Kobayashi Pharmaceutical (JPY) (1)	45,800	1,734
Merck	200,536	8,858
Novartis (CHF)	150,026	8,195
Pfizer	600,261	15,163
Sanofi-Aventis (EUR) (1)	79,317	6,906
Schering-Plough (1)	204,560	5,218
Takeda Chemical Industries (JPY)	47,500	3,109
Wyeth	215,658	10,789
		114,832

Total Health Care		199,278
INDUSTRIALS & BUSINESS SERVICES 8.1%

Aerospace & Defense 1.5%
Boeing	98,104	8,722
Finmeccanica S.p.A. (EUR)	43,054	1,296
General Dynamics	60,000	4,584
Honeywell International	181,969	8,382
Lockheed Martin	138,878	13,474
QinetiQ (GBP)	245,000	903
Rolls-Royce (GBP) (2)	171,843	1,672
Rolls-Royce, Class B (GBP)	10,173,105	20
United Technologies	98,992	6,434
		45,487
Air Freight & Logistics 0.3%
Panalpina Welttransport Holding (CHF)	13,910	2,332
UPS, Class B	94,071	6,594
Yusen Air & Sea Service (JPY) (1)	61,000	1,669
		10,595
Airlines 0.1%
Gol Linhas Aereas Inteligentes, ADR (1)	39,300	1,196
Southwest Airlines	156,100	2,295
		3,491
Building Products 0.2%
JS Group (JPY)	68,300	1,478
Masco	102,091	2,797
Nichias (JPY)	141,000	1,214
		5,489
Commercial Services & Supplies 0.2%
Waste Management	180,333	6,205
		6,205
Construction & Engineering 0.3%
Acciona (EUR) (1)	42,489	9,214
		9,214
Electrical Equipment 0.1%
Mitsubishi Electric (JPY)	232,000	2,385
		2,385
Industrial Conglomerates 2.6%
DCC (EUR)	170,359	6,006
GE	1,576,171	55,733
Hutchison Whampoa (HKD)	137,000	1,317
Sembcorp (SGD)	1,110,060	3,731
Tomkins (GBP)	182,302	958
Tyco International	371,455	11,719
		79,464
Machinery 1.8%
Cargotec (EUR) (1)	99,300	6,004
Caterpillar	76,195	5,108
Danaher (1)	196,618	14,049
Deere	134,575	14,620
Fanuc (JPY)	19,400	1,802
Illinois Tool Works	78,800	4,066
ITT	78,944	4,762
NSK (JPY) (1)	162,000	1,542
Volvo, Series B (SEK) (1)	36,900	3,106
		55,059
Marine 0.1%
Nippon Yusen (JPY) (1)	241,000	1,929
		1,929
Road & Rail 0.7%
Arriva (GBP)	150,350	2,202
CSX	142,116	5,691
Landstar Systems	163,630	7,501
Union Pacific	80,825	8,208
		23,602
Trading Companies & Distributors 0.1%
Mitsui (JPY)	220,000	4,099
		4,099
Transportation Infrastructure 0.1%
BBA Aviation (GBP)	194,369	1,075
Macquarie Infrastructure, Equity Units (AUD) (1)	416,062	1,295
		2,370

Total Industrials & Business Services		249,389
INFORMATION TECHNOLOGY 6.8%
Communications Equipment 1.0%
Cisco Systems (2)	433,375	11,064
Juniper Networks (2)	200,000	3,936
Motorola	284,971	5,035
Nokia, ADR (2)	55,100	1,263
Nokia (EUR) (2)	297,859	6,864
QUALCOMM	89,995	3,839
		32,001
Computers & Peripherals 1.2%
Acer (TWD)	143,820	276
Dell (2)	385,760	8,954
Hewlett-Packard	302,521	12,143
IBM	147,404	13,894
Wacom (JPY)	434	1,209
		36,476
Electronic Equipment & Instruments 0.4%
Esprinet (EUR)	71,848	1,534
Flextronics (2)	184,057	2,014
Hamamatsu Photonics (JPY) (1)	78,500	2,373
HOYA (JPY)	36,100	1,195
Jabil Circuit (1)	124,552	2,667
Star Micronics (JPY)	73,600	1,586
Venture (SGD)	70,000	673
		12,042
Internet Software & Services 0.2%
IAC/InterActiveCorp (1)(2)	60,331	2,275
VeriSign (1)(2)	132,943	3,340
		5,615
IT Services 0.6%
Accenture, Class A	65,800	2,536
Automatic Data Processing (2)	134,574	5,888
Broadridge Financial (2)	33,643	663
DST Systems (1)(2)	51,144	3,846
Fidelity National Information	8,900	405
First Data	25,000	672
Paychex	96,709	3,662
Western Union	25,000	549
		18,221
Office Electronics 0.1%
Canon (JPY)	77,600	4,160
		4,160
Semiconductor & Semiconductor Equipment 1.3%
Altera (2)	155,464	3,108
Analog Devices	152,395	5,256
Applied Materials	163,675	2,998
Intel	519,954	9,947
KLA-Tencor (1)	61,363	3,272
Linear Technology	168,022	5,308
Maxim Integrated Products	114,055	3,353
Texas Instruments	102,251	3,078
Tokyo Electron (JPY)	34,700	2,421
Xilinx (1)	51,566	1,327
		40,068
Software 2.0%
Adobe Systems (2)	204,546	8,530
Electronic Arts (2)	30,680	1,545
Intuit (2)	200,000	5,472
Microsoft	1,071,528	29,863
Oracle (2)	743,158	13,473
TomTom (EUR) (1)(2)	44,544	1,818
		60,701
Total Information Technology		209,284
MATERIALS 3.1%
Chemicals 1.2%
BASF (EUR) (1)	29,107	3,281
Chemtura	55,580	607
Dow Chemical	91,111	4,178
DuPont	147,018	7,267
Mitsubishi Gas Chemical (JPY)	247,000	2,364
Potash Corp of Saskatchewan	95,732	15,310
Tosoh (JPY)	232,000	1,193
Wacker Chemie (EUR) (2)	7,200	1,253
		35,453
Construction Materials 0.1%
CEMEX, Equity Units (MXN)	396,400	1,301
Holcim (CHF)	23,825	2,391
		3,692
Containers & Packaging 0.0%
Smurfit Kappa (EUR) (2)	19,100	478
		478
Metals & Mining 1.4%
Alcoa	171,800	5,824
BlueScope Steel (AUD) (1)	567,324	4,827
Newmont Mining	61,412	2,579
Nippon Steel (JPY) (1)	707,000	4,957
Nucor	120,000	7,816
Rio Tinto (AUD) (1)	96,218	6,145
SSAB Svenskt Stal, Series A (SEK) (1)	283,528	8,747
ThyssenKrupp (EUR)	60,209	2,983
		43,878
Paper & Forest Products 0.4%
Domtar (2)	12,559	117
International Paper	253,670	9,234
MeadWestvaco	30,000	925
Weyerhaeuser (1)	11,573	865
		11,141

Total Materials		94,642
TELECOMMUNICATION SERVICES 2.8%

Diversified Telecommunication Services 1.7%
AT&T	258,362	10,187
Embarq	11,686	658
Telefonica SA (EUR)	262,420	5,791
Telenor ASA (NOK)	183,800	3,266
Telstra (AUD)	569,162	2,149
Telus (CAD)	120,800	6,171
Telus, (Non-Voting Shares)	143,336	7,167
Verizon Communications	364,889	13,837
Windstream	145,925	2,144
		51,370
Wireless Telecommunication Services 1.1%
Alltel	141,137	8,750
America Movil, ADR, Series L	68,000	3,250
Bouygues (EUR) (1)	67,611	5,231
KDDI (JPY)	448	3,570
Sprint Nextel	233,738	4,432
Starhub (SGD)	1,221,857	2,295
Vodafone, ADR	209,737	5,634
Vodafone (GBP)	197,406	526
		33,688
Total Telecommunication Services		85,058
UTILITIES 2.7%
Electric Utilities 1.9%
Duke Energy (1)	313,403	6,359
E.ON AG (EUR) (1)	63,366	8,625
Entergy	83,277	8,737
Exelon	257,980	17,726
FirstEnergy	142,204	9,420
Pinnacle West Capital	51,148	2,468
TEPCO (JPY)	102,700	3,505
		56,840
Independent Power Producers & Energy Traders 0.4%
Dynegy, Class A (2)	1,160	11
TXU	213,000	13,653
		13,664
Multi-Utilities 0.4%
AEM S.p.A. (EUR) (1)	552,865	1,996
Alinta (AUD) (1)	257,662	3,032
NiSource	153,431	3,750
United Utilities (GBP)	246,880	3,672
		12,450

Total Utilities		82,954

Total Common Stocks (Cost $1,090,051)		1,912,267
CORPORATE BONDS 6.7%
Abbey National, 7.95%, 10/26/29	1,000,000	1,263
ACE INA Holdings, 5.875%, 6/15/14	1,000,000	1,022
Alcan Aluminum, 5.00%, 6/1/15	700,000	671
Allstate, 5.55%, 5/9/35	1,000,000	941
AMB Property, 5.90%, 8/15/13	395,000	404
AMBAC Financial, 5.95%, 12/5/35	1,000,000	971
Amerada Hess, 7.875%, 10/1/29	1,000,000	1,166
America Movil, 5.50%, 3/1/14	1,545,000	1,537
America Movil, 6.375%, 3/1/35	1,000,000	982
American Electric Power, 5.375%, 3/15/10	1,180,000	1,191
American General Finance, 5.40%, 12/1/15	1,000,000	993
Ameriprise Financial, 5.35%, 11/15/10	425,000	428
Archstone Smith Operating Trust, 5.625%, 8/15/14	1,000,000	1,010
Arden Realty, 5.25%, 3/1/15	225,000	223
Associates Corp. of North America, 6.95%, 11/1/18	100,000	111
AT&T, 5.10%, 9/15/14	2,100,000	2,058
AT&T, 6.45%, 6/15/34	1,000,000	1,020
AT&T Broadband, 8.375%, 3/15/13	3,150,000	3,607
AT&T Wireless, 8.125%, 5/1/12	1,000,000	1,127
Atmos Energy, 4.00%, 10/15/09	1,000,000	974
Avalonbay Communities, 5.75%, 9/15/16	530,000	537
Bank of America Capital Trust, 5.625%, 3/8/35	2,000,000	1,882
Barrick Gold Corp., 5.80%, 11/15/34	1,650,000	1,532
BB&T, 4.75%, 10/1/12	935,000	915
Bell Atlantic Maryland, 8.00%, 10/15/29	100,000	114
BHP Billiton Financial, 5.00%, 12/15/10	1,000,000	997
BHP Finance, 4.80%, 4/15/13	255,000	248
Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,345
Boeing Capital, 6.10%, 3/1/11	1,000,000	1,039
Boston Properties, 5.00%, 6/1/15	100,000	97
British Sky Broadcasting, 8.20%, 7/15/09	1,000,000	1,062
British Telecommunications, VR, 8.625%, 12/15/10	1,000,000	1,117
Bunge Limited Finance, 5.10%, 7/15/15	1,145,000	1,078
Burlington Northern Railroad, ETC, 7.33%, 6/23/10	280,338	288
Camden Property Trust, 4.375%, 1/15/10	1,000,000	980
Canadian National Railway, 4.25%, 8/1/09	500,000	489
Canadian Natural Resources, 6.25%, 3/15/38	1,400,000	1,370
Canadian Natural Resources, 6.45%, 6/30/33	500,000	502
Capital One Bank, 6.50%, 6/13/13	475,000	498
Capital One Capital, 6.745%, 2/17/37	1,000,000	972
Cardinal Health, 5.80%, 10/15/16 (3)	1,000,000	996
Caterpillar, 6.05%, 8/15/36	100,000	102
Caterpillar Financial Services, 5.05%, 12/1/10 (1)	1,000,000	1,000
CenterPoint Energy Houston Electric, 5.70%, 3/15/13	1,000,000	1,013
Centex, 5.45%, 8/15/12	1,000,000	960
CIT Group, 4.00%, 5/8/08	100,000	99
CIT Group, 5.00%, 2/1/15	2,500,000	2,386
CIT Group, 5.40%, 1/30/16	985,000	961
Citigroup, 6.625%, 6/15/32	3,000,000	3,248
Consolidated Edison, 4.875%, 2/1/13	1,800,000	1,769
Consolidated Natural Gas, 5.00%, 3/1/14	1,500,000	1,453
Consumers Energy, 4.00%, 5/15/10	1,000,000	966
Coors Brewing, 6.375%, 5/15/12	800,000	832
Costco Wholesale, 5.30%, 3/15/12	600,000	603
Countrywide Financial, 6.25%, 5/15/16 (1)	1,058,000	1,065
Cox Communications, 7.125%, 10/1/12	1,850,000	1,994
Credit Suisse First Boston (USA), 7.125%, 7/15/32	1,250,000	1,460
CRH America, 6.40%, 10/15/33	750,000	742
CSX, 6.00%, 10/1/36 (1)	650,000	620
CVS, 4.00%, 9/15/09	500,000	486
D.R. Horton, 6.50%, 4/15/16	1,650,000	1,614
DaimlerChrysler, 4.05%, 6/4/08	100,000	98
Developers Diversified Realty, 4.625%, 8/1/10	1,000,000	980
Devon Financing, 6.875%, 9/30/11	1,000,000	1,064
Dow Chemical, 5.97%, 1/15/09	740,000	749
Du Pont (EI) de Nemours & Co., 5.25%, 12/15/16	1,100,000	1,082
Duke Capital, 6.75%, 7/15/18	1,000,000	1,036
Duke Capital, 7.50%, 10/1/09	1,000,000	1,052
Dun & Bradstreet, 5.50%, 3/15/11	1,000,000	1,007
Emerson Electric Company, 4.50%, 5/1/13	1,480,000	1,420
Enbridge, 4.90%, 3/1/15	500,000	480
Energy East, 6.75%, 9/15/33	1,000,000	1,062
Enterprise Products Operations, 5.60%, 10/15/14	1,000,000	995
ERAC USA Finance Company, 8.00%, 1/15/11 (3)	1,000,000	1,091
ERP Operating LP, 6.95%, 3/2/11	1,460,000	1,551
Exelon Generation, 6.95%, 6/15/11	2,075,000	2,177
Federal Express, 5.50%, 8/15/09	325,000	328
Federated Department Stores, 7.45%, 7/15/17	1,200,000	1,306
FirstEnergy, 6.45%, 11/15/11	1,000,000	1,047
Florida Power & Light, 6.20%, 6/1/36	500,000	530
GATX, 5.50%, 2/15/12	325,000	326
GE Global Insurance, 7.75%, 6/15/30	100,000	122
General Mills, 5.70%, 2/15/17	900,000	903
Genworth Financial, 6.50%, 6/15/34	1,250,000	1,331
Goldman Sachs, 5.625%, 1/15/17	1,200,000	1,190
Goldman Sachs Capital I, 6.345%, 2/15/34	2,900,000	2,874
Halliburton, 5.50%, 10/15/10	1,000,000	1,011
Harrah's Operating, 5.50%, 7/1/10	1,250,000	1,231
Hartford Financial Services Group, 5.375%, 3/15/17	845,000	837
Hewlitt-Packard, 5.40%, 3/1/17	725,000	719
Home Depot, 5.40%, 3/1/16	2,025,000	1,976
Hospira, 4.95%, 6/15/09	750,000	742
HSBC Bank USA, 3.875%, 9/15/09	100,000	98
HSBC Bank USA, 5.875%, 11/1/34	1,950,000	1,926
Hutchison Whampoa International, 6.50%, 2/13/13 (3)	1,100,000	1,161
IBM, 6.50%, 1/15/28	100,000	109
ING Capital Funding Trust III, 8.439%, 12/31/49	1,000,000	1,111
International Lease Fin. Corp., 4.875%, 9/1/10	2,500,000	2,482
J.C. Penney, 7.125%, 11/15/23	1,500,000	1,660
J.C. Penney, 9.00%, 8/1/12 (1)	1,000,000	1,153
Jefferies Group, 6.25%, 1/15/36	1,250,000	1,201
John Deere Capital, 4.375%, 3/14/08	1,000,000	992
John Deere Capital, 4.625%, 4/15/09	1,000,000	990
JPMorgan Chase, 4.875%, 3/15/14	3,800,000	3,675
JPMorgan Chase, 5.75%, 1/2/13	1,200,000	1,223
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	1,150,000	1,151
Kinder Morgan, 7.25%, 3/1/28	100,000	100
Kinder Morgan Finance, 5.70%, 1/5/16	1,000,000	943
Lehman Brothers, 3.95%, 11/10/09	1,000,000	973
Lehman Brothers, 4.80%, 3/13/14	1,525,000	1,465
Lennar, 5.60%, 5/31/15	500,000	470
Lowes, 5.50%, 10/15/35	800,000	735
Lubrizol, 5.50%, 10/1/14	1,000,000	977
Manufacturers & Traders Trust, 5.585%, 12/28/20	1,834,000	1,830
Marsh & McLennan, 5.375%, 7/15/14	1,000,000	975
Merrill Lynch, 6.11%, 1/29/37	900,000	877
Merrill Lynch, 6.50%, 7/15/18	1,000,000	1,075
Merrill Lynch, 6.75%, 6/1/28	1,700,000	1,853
MetLife, 6.40%, 12/15/36	1,000,000	978
MidAmerican Energy, 6.125%, 4/1/36	820,000	820
Morgan Stanley, 6.25%, 8/9/26	755,000	774
Morgan Stanley, 6.75%, 4/15/11	100,000	105
Motorola, 8.00%, 11/1/11	350,000	384
New England Telephone & Telegraph, 7.875%, 11/15/29	100,000	111
Newmont Mining, 5.875%, 4/1/35	350,000	324
News America, 6.15%, 3/1/37 (3)	1,500,000	1,455
News America, 6.20%, 12/15/34	500,000	486
News America Holdings, 9.25%, 2/1/13	590,000	697
Noram Energy, 6.50%, 2/1/08	521,000	525
Norfolk Southern, 7.80%, 5/15/27	19,000	22
Northrop Grumman, 7.125%, 2/15/11	750,000	801
NYNEX, 9.55%, 5/1/10	326,928	346
Oracle, 5.00%, 1/15/11	1,300,000	1,294
Pacific Gas & Electric, 3.60%, 3/1/09	500,000	486
Pacific Gas & Electric, 4.80%, 3/1/14	1,000,000	969
PacifiCorp, 5.25%, 6/15/35	1,000,000	914
Panhandle Eastern Pipeline, 4.80%, 8/15/08	335,000	333
Petro-Canada, 5.95%, 5/15/35	1,000,000	955
PNC Bank, 5.125%, 12/14/10	1,075,000	1,078
PNC Funding, 5.25%, 11/15/15	1,000,000	984
PPL Capital Funding, 4.33%, 3/1/09	463,000	454
PPL Energy Supply, 6.40%, 11/1/11	940,000	974
Principal Mutual Life Insurance, 8.00%, 3/1/44 (3)	1,050,000	1,136
Progress Energy, 5.625%, 1/15/16	1,300,000	1,314
Prudential Financial, 5.40%, 6/13/35	1,000,000	923
PSEG Power, 6.95%, 6/1/12	1,300,000	1,384
Public Service Company of Colorado, 7.875%, 10/1/12	940,000	1,058
Pulte Homes, 5.20%, 2/15/15 (1)	1,750,000	1,613
Raytheon, 6.55%, 3/15/10	200,000	208
Reckson Operating Partnership, 6.00%, 3/31/16	500,000	492
Residential Capital, 6.125%, 11/21/08	1,200,000	1,197
Rogers Wireless, 6.375%, 3/1/14	2,000,000	2,055
Safeway, 7.50%, 9/15/09	100,000	105
Simon Property Group, 6.35%, 8/28/12	1,000,000	1,051
SLM Corporation, 5.625%, 8/1/33	1,500,000	1,431
Southern California Edison, 6.00%, 1/15/34	1,000,000	1,029
Southern California Gas, 5.75%, 11/15/35	680,000	673
Southwest Airlines, 6.50%, 3/1/12	1,750,000	1,825
Sovereign Bancorp., 4.80%, 9/1/10	750,000	739
Sprint Capital, 6.90%, 5/1/19	1,850,000	1,911
Sumitomo Mitsui Banking, 8.00%, 6/15/12	2,100,000	2,346
Sunoco, 4.875%, 10/15/14	1,750,000	1,657
Synovus Financial, 4.875%, 2/15/13	390,000	379
Telecom Italia Capital, 5.25%, 11/15/13	2,000,000	1,941
Telefonos de Mexico, 4.75%, 1/27/10	415,000	410
Telefonos de Mexico, 5.50%, 1/27/15	1,000,000	984
Telus, 8.00%, 6/1/11	600,000	659
Teva Pharmaceutical Finance, 5.55%, 2/1/16	500,000	492
Thomson, 6.20%, 1/5/12	1,400,000	1,453
Time Warner Companies, 7.48%, 1/15/08 (1)	1,600,000	1,625
Time Warner Entertainment, 8.375%, 3/15/23	1,250,000	1,480
Transatlantic Holdings, 5.75%, 12/14/15	1,000,000	1,003
Transocean, 7.50%, 4/15/31	1,900,000	2,182
Travelers Companies, 6.25%, 3/15/67	1,000,000	990
Union Pacific, 6.50%, 4/15/12	2,000,000	2,101
Vale Overseas, 6.875%, 11/21/36	1,490,000	1,544
Valero Energy, 4.75%, 4/1/14	1,000,000	948
Verizon Global Funding, 6.875%, 6/15/12	130,000	139
Verizon Global Funding, 7.75%, 12/1/30	1,700,000	1,979
Viacom, 6.25%, 4/30/16	2,050,000	2,072
Virginia Electric & Power, 4.75%, 3/1/13	100,000	97
Vodafone, 5.375%, 1/30/15	600,000	590
Vodafone Group, 5.625%, 2/27/17	1,200,000	1,190
Wachovia, 5.50%, 8/1/35	1,000,000	929
Wachovia Bank, 4.875%, 2/1/15	3,600,000	3,469
Wal-Mart Stores, 5.25%, 9/1/35	1,250,000	1,135
Waste Management, 7.375%, 5/15/29	1,000,000	1,104
WellPoint, 5.00%, 1/15/11	660,000	656
Wells Fargo Bank, 6.45%, 2/1/11	100,000	105
Westar Energy, 5.10%, 7/15/20	1,000,000	949
Western & Southern Fin. Group, 5.75%, 7/15/33 (3)	1,500,000	1,436
Willamette Industries, 7.85%, 7/1/26	1,000,000	1,071
Willis North America, 6.20%, 3/28/17	500,000	500
Wyeth, 5.95%, 4/1/37	1,000,000	986
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	1,000,000	1,002
XTO Energy, 4.90%, 2/1/14	1,000,000	963
Total Corporate Bonds (Cost $208,157)		205,631

ASSET-BACKED SECURITIES 1.2%
Bank of America Credit Card Trust
Series 2007-A1, Class A1
5.17%, 6/15/19	3,000,000	2,998
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.61%, 6/16/14	4,500,000	4,505
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	345,000	346
Capital One Multi-Asset Executive Trust
Series 2007, Class C2, VR
5.32%, 11/17/14	4,500,000	4,507
CNH Equipment Trust
Series 2007-A, Class B
5.08%, 6/16/14	1,420,000	1,415

Connecticut RRB Special Purpose
Series 2001-1, Class A5
6.21%, 12/30/11	6,750,000	6,992

Honda Auto Receivables Owner Trust
Series 2007-1, Class A3
5.13%, 3/18/11	1,500,000	1,505

JPMorgan Auto Receivables Trust
Series 2007-A, Class A4
5.19%, 2/15/14 (3)	3,875,000	3,893

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	2,599,304	2,640

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/28 (3)	1,087,671	1,091

Nissan Auto Receivables Owner Trust
Series 2007-A, Class A3
5.20%, 11/15/10	1,300,000	1,304

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	450,000	471

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	1,430,000	1,540

Volkswagen Auto Loan Enhanced Trust
Series 2007-1, Class A3
5.20%, 1/20/10	3,200,000	3,209

Total Asset-Backed Securities (Cost $36,363)		36,416

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.2%

Bank of America Mortgage Securities
Series 2004-1, Class 3A2, CMO, VR
4.91%, 10/25/34	646,188	639
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	4,300,000	4,435

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4, CMO
5.54%, 9/11/41	4,450,000	4,523

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.486%, 2/11/44	2,925,000	2,933

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A1, CMO
5.047%, 7/15/44	3,816,549	3,811

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.226%, 7/15/44	4,875,000	4,867

Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class A5, CMO
5.617%, 10/15/48	4,300,000	4,394

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	3,150,000	3,147

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	5,000,000	5,045

Credit Suisse Mortgage Capital Certification
Series 2007-C1, Class A3, CMO
5.383%, 2/15/40	5,000,000	5,007

CS First Boston Mortgage Securities Corp.
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	4,600,000	4,454

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	2,844,073	2,948

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	4,200,000	4,429

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	202,955	202
Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	4,500,000	4,412

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 3/10/39	2,225,000	2,246

GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4, CMO, VR
5.553%, 4/10/38	5,000,000	5,093

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	2,303,233	2,379

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.354%, 12/15/44	4,350,000	4,301

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	4,400,000	4,443

JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP9, Class A1, CMO, VR
5.17%, 5/15/47	5,669,584	5,686

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	4,425,000	4,274

Morgan Stanley Capital I
Series 2007-T25, Class A3, CMO
5.514%, 11/12/49	2,750,000	2,816

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	2,800,000	2,888

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	4,300,000	4,376

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, VR
6.035%, 9/25/36	4,058,076	4,101

Total Non-U.S. Government Mortgage-Backed Securities (Cost $98,471)		97,849
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 12.0%
U.S. Government Agency Obligations 11.5% (4)
Federal Home Loan Mortgage
4.50%, 9/1/35	4,953,121	4,660
5.50%, 3/1/18 - 11/1/21	12,159,954	12,218
6.00%, 9/1/17 - 12/1/33	861,249	874
6.50%, 11/1/09 - 8/1/32	269,217	276
7.00%, 6/1/32	272,112	282
Federal Home Loan Mortgage, ARM
4.648%, 7/1/35	1,176,980	1,157
4.705%, 2/1/35	1,915,975	1,905
5.137%, 1/1/36	5,880,539	5,902
5.37%, 2/1/37	6,813,309	6,806
5.42%, 2/1/37	1,801,990	1,802
5.481%, 2/1/37	5,373,194	5,392
5.991%, 12/1/36	3,847,635	3,883
6.017%, 11/1/36	1,913,576	1,933
6.053%, 10/1/36	1,971,996	1,991
6.122%, 10/1/36	2,080,386	2,109
6.22%, 8/1/36	2,323,003	2,365
Federal Home Loan Mortgage, CMO, 6.00%, 12/15/08	36,804	37
Federal National Mortgage Assn.
4.00%, 5/1/19	265,169	252
4.50%, 5/1/18 - 9/1/34	30,611,180	29,477
5.00%, 4/1/18 - 7/1/35	61,315,932	59,952
5.50%, 1/1/17 - 4/1/36	79,219,816	78,657
6.00%, 3/1/21 - 11/1/34	57,165,809	57,867
6.50%, 5/1/14 - 1/1/37	32,713,842	33,367
7.00%, 9/1/25 - 4/1/32	366,207	381
7.50%, 9/1/26	3,795	4
8.00%, 8/1/24 - 7/1/26	26,223	27
Federal National Mortgage Assn., ARM
4.59%, 7/1/35	1,465,987	1,447
5.043%, 7/1/35	3,039,859	3,021
5.046%, 1/1/37	1,149,764	1,144
5.544%, 7/1/36	3,696,446	3,724
5.981%, 9/1/36	1,153,500	1,167
Federal National Mortgage Assn., CMO, 6.00%, 10/25/08	885,137	886
Federal National Mortgage Assn., TBA
4.50%, 1/1/35	3,150,000	2,959
5.00%, 1/1/19 - 1/1/34	15,100,000	14,786
5.50%, 1/1/34	5,000,000	4,948
6.00%, 1/1/33	5,000,000	5,038
U.S. Department of Veteran Affairs, Series 96-3, Class 4, CMO
VR, 9.608%, 3/15/25	101,039	108
		352,804
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
5.00%, 9/20/33	1,760,057	1,714
5.50%, 2/20/34 - 8/15/35	2,687,127	2,668
6.00%, 11/15/08 - 1/20/35	2,628,515	2,661
6.50%, 9/15/08 - 4/15/29	758,322	781
7.00%, 12/15/23 - 3/15/31	744,508	776
7.50%, 9/15/22 - 1/15/27	394,451	412
8.00%, 11/15/17 - 11/15/25	308,345	322
8.50%, 6/15/08 - 6/20/26	202,982	213
9.00%, 2/15/20 - 6/20/20	81,314	86
9.50%, 8/15/09 - 8/20/22	57,218	61
10.00%, 11/15/09 - 1/20/20	2,104	2
11.00%, 3/15/10 - 1/15/16	65,643	70
11.50%, 3/15/10 - 3/15/16	111,857	122
Government National Mortgage Assn., ARM, 5.75%, 8/20/23	8,580	9
Government National Mortgage Assn., CMO, 5.50%, 5/20/31	5,000,000	5,011
		14,908

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $368,962)		367,712
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 7.3%
U.S. Government Agency Obligations 2.9% (4)
Federal Farm Credit Bank, 5.75%, 1/18/11	1,930,000	1,987
Federal Home Loan Bank, 2.625%, 7/15/08 (1)	10,500,000	10,192
Federal Home Loan Bank, 5.60%, 6/28/11	6,375,000	6,543
Federal Home Loan Bank, 5.80%, 9/2/08 (1)	5,000,000	5,056
Federal Home Loan Mortgage, 3.625%, 9/15/08 (1)	5,000,000	4,906
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	5,000,000	4,889
Federal Home Loan Mortgage, 4.625%, 2/21/08	150,000	149
Federal Home Loan Mortgage, 6.00%, 6/15/11 (1)	5,600,000	5,841
Federal Home Loan Mortgage, 6.625%, 9/15/09 (1)	11,250,000	11,714
Federal National Mortgage Assn., 3.25%, 11/15/07	175,000	173
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	5,000,000	4,887
Federal National Mortgage Assn., 4.375%, 10/15/15	4,100,000	3,926
Federal National Mortgage Assn., 6.00%, 5/15/08 (1)	8,750,000	8,838
Federal National Mortgage Assn., 6.25%, 5/15/29 (1)	2,500,000	2,816
Federal National Mortgage Assn., 6.375%, 6/15/09 (1)	6,600,000	6,809
Federal National Mortgage Assn., 6.625%, 9/15/09 (1)	7,500,000	7,808
Tennessee Valley Authority, 6.25%, 12/15/17	1,975,000	2,174
		88,708
U.S. Treasury Obligations 4.4%
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	900,000	849
U.S. Treasury Bonds, 5.375%, 2/15/31 (1)	625,000	667
U.S. Treasury Bonds, 6.25%, 5/15/30 (1)	625,000	741
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	6,400,000	7,660
U.S. Treasury Bonds, 8.125%, 8/15/19 (1)	3,800,000	4,964
U.S. Treasury Bonds, 8.75%, 5/15/20 (1)	2,500,000	3,440
U.S. Treasury Notes, 3.00%, 2/15/09 (1)	16,500,000	16,010
U.S. Treasury Notes, 3.375%, 10/15/09 (1)	10,600,000	10,299
U.S. Treasury Notes, 4.00%, 6/15/09 (5)	7,500,000	7,405
U.S. Treasury Notes, 4.00%, 3/15/10 (1)	2,225,000	2,192
U.S. Treasury Notes, 4.00%, 4/15/10 (1)	550,000	541
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	16,000,000	15,697
U.S. Treasury Notes, 4.375%, 11/15/08 (1)	8,100,000	8,056
U.S. Treasury Notes, 4.375%, 8/15/12 (1)	15,750,000	15,649
U.S. Treasury Notes, 4.625%, 10/31/11 (1)	2,200,000	2,207
U.S. Treasury Notes, 4.75%, 1/31/12 (1)	30,200,000	30,460
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	7,550,000	7,695
		134,532

Total U.S. Government Agency Obligations
(Excluding Mortgage-Backed) (Cost $221,504)		223,240
FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 1.5%
Asian Development Bank, 6.64%, 5/27/14	1,000,000	1,096
Canada Mortgage & Housing, 2.95%, 6/2/08	1,500,000	1,469
Canada Mortgage & Housing, 4.80%, 10/1/10 (1)	1,500,000	1,498
Eksportfinans, 4.75%, 12/15/08 (1)	1,500,000	1,498
European Investment Bank, 2.70%, 4/20/07	500,000	499
European Investment Bank, 3.375%, 3/16/09	2,600,000	2,534
European Investment Bank, 3.375%, 6/12/13 (1)	1,000,000	920
European Investment Bank, 4.125%, 9/15/10 (1)	750,000	735
Export Import Bank of Korea, 5.25%, 2/10/14 (3)	500,000	492
Government of Malaysia, 7.50%, 7/15/11	420,000	457
Hydro-Quebec, 7.50%, 4/1/16	1,000,000	1,153
Hydro-Quebec, 8.40%, 1/15/22	200,000	263
Inter-American Development Bank, 6.375%, 10/22/07 (1)	1,100,000	1,105
International Bank for Reconstruction & Development
7.625%, 1/19/23	1,800,000	2,241
Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	1,500,000	1,456
Kreditanstalt Fur Wiederaufbau, 4.25%, 6/15/10	2,000,000	1,966
Kreditanstalt Fur Wiederaufbau, 4.875%, 1/17/17	1,000,000	993
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15	2,000,000	1,984
Pemex Project Funding Master Trust, 7.375%, 12/15/14	2,500,000	2,766
Pemex Project Funding Master Trust, 9.125%, 10/13/10	100,000	112
Province of Manitoba, 7.50%, 2/22/10 (1)	5,600,000	5,983
Province of New Brunswick, 5.20%, 2/21/17	1,250,000	1,261
Province of Nova Scotia, 5.125%, 1/26/17	800,000	803
Province of Ontario, 5.50%, 10/1/08 (1)	2,850,000	2,875
Republic of Chile, 5.50%, 1/15/13 (1)	115,000	117
Republic of Italy, 3.25%, 5/15/09	1,000,000	969
Republic of Italy, 3.75%, 12/14/07	3,000,000	2,964
Republic of Italy, 4.50%, 1/21/15	330,000	318
Republic of Italy, 5.375%, 6/15/33	330,000	321
Republic of Korea, 8.875%, 4/15/08 (1)	424,000	437
Republic of South Africa, 6.50%, 6/2/14	250,000	266
Swedish Export Credit, 4.875%, 9/29/11	1,065,000	1,065
United Mexican States, 7.50%, 1/14/12 (1)	2,000,000	2,192
Total Foreign Government Obligations & Municipalities (Cost $44,138)		44,808
BOND MUTUAL FUNDS 3.3%
T. Rowe Price Institutional High Yield Fund, 7.13% (6)(7)	9,753,570	101,242
Total Bond Mutual Funds (Cost $101,249)		101,242
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Reserve Investment Fund, 5.37% (7)(8)	78,173,647	78,174
Total Short-Term Investments (Cost $78,174)		78,174
SECURITIES LENDING COLLATERAL 12.7%
Money Market Pooled Account 3.6%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.34% (8)	110,512,860	110,513
		110,513
Money Market Trust 9.1%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.26% (8)	277,430,195	277,430
		277,430
Total Securities Lending Collateral (Cost $387,943)		387,943
Total Investments in Securities
112.8% of Net Assets (Cost $2,635,012)		$3,455,282

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at March 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$17,306 and represents 0.6% of net assets.
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2007.
(6)	SEC Yield
(7)	Affiliated company - see Note 4
(8)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
ETC	Equipment Trust Certificate
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced purchase commitment; TBAs totaled $27,731 (0.9% of net assets) at period end; see Note 2
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end

SWAPS 0.0%
Credit Default Swaps 0.0%
Citigroup, Protection Sold (Relevant Credit: Residential Capital
Corp., 6.375%, 6/30/10), Receive 2.00%, Pay upon credit
default, 6/20/12	1,000,000	4
Total Swaps (Premium Paid $-)		4

Open Futures Contracts at March 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 85 U.S. Treasury ten year contracts,
$70 par of 4.00% U.S. Treasury Notes
pledged as initial margin	6/07	$9,191	$10
Net payments (receipts) of variation
margin to date			1
Variation margin receivable (payable)
on open futures contracts			$11

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Balanced Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Balanced Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007